Debt Bond	6 Months Ended
Jun. 30, 2025
Debt Bond [Abstract]
DEBT BOND

NOTE 12 – DEBT BOND

On August 26, 2024, the Company entered into an agreement with Enerfip, a leading France-based crowdfunding platform dedicated to renewable energy projects and regulated by The French Financial Markets Authority and Prudential Control and Resolution Authority (the “Enerfip Agreement”). Pursuant to the Enerfip Agreement, the Company closed on subscriptions by European individual investors, raising total gross proceeds of €2,533,520 (approximately US$1,647,637) through a 36-month simple debt bond with an interest rate of 8.75%. During the six months ended June 30, 2025, the Company received proceed from debt bond of €1,667,638 and made repayment of debt bond of €126,676. As of June 30, 2025 and December 31, 2024, the debt bond was $2,406,844 and 865,882, respectively.

	June 30,	December 31,
	2025	2024
Debt bond	€2,406,844	€865,882
less: current portion	(253,352)	(91,411)
	€2,153,492	€774,471

During the six months ended June 30, 2025 and 2024, interest expense totaled €92,733 and €0, respectively. As of June 30, 2025 and December 31, 2024, the accrued interest was €38,337 and €14,901, respectively.